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February 15, 1995

Securities and Exchange Commission
Attention: Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

RE:   Rule 24f-2 Notice for
      IDS Tax-Free Money Fund, Inc.
      SEC File No. 2-66868/811-3003

Commissioners:

[i] In accordance with the provisions of Rule 24f-2, IDS Tax-Free Money Fund, Inc. hereby files its
      Rule 24f-2 Notice for the fiscal year ended
      December 31, 1995 ("Fiscal Year").

[ii]  Amount of securities registered other than
      under 24f-2 which were unsold at the
      beginning of the fiscal year*                    $23,902,515

[iii] Amount of securities registered during the
      fiscal year other than under 24f-2**                      $0

[iv]  Amount of securities sold during the
      fiscal year***                                    $9,054,526

[v]   Amount of securities sold pursuant to 24f-2               $0

[vi]  Fee                      $0  /  2900                   $0.00

  *   23,902,515   shares x     $1.00   on   February 13, 1996
 **            0   shares x     $1.00   on   February 13, 1996
***     Sales of   $249,009,513 minus redemptions of $239,954,987

Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS Tax-Free Money Fund, Inc.




Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/dhg
Enclosures